UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Balter Long/Short Equity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 75.2%
Automobiles & Components: 0.6%
2,867	Gentherm, Inc. *	$119,984
28,050	Motorcar Parts of America, Inc. *	624,393
		744,377
Capital Goods: 1.1%
3,251	AerCap Holdings NV *	141,841
7,272	B/E Aerospace, Inc. *	619,138
10,161	Badger Daylighting, Ltd. * ^	297,463
3,743	The Greenbrier Cos, Inc. ^	241,237
		1,299,679
Commercial & Professional Services: 2.2%
4,952	Brinks Co.	132,912
34,285	Franklin Covey Co. * ^	646,615
15,792	Korn/Ferry International * ^	464,600
60,041	Sanix, Inc. ^	720,854
13,397	Waste Connections, Inc. ^	634,214
		2,599,195
Consumer Durables & Apparel: 1.3%
18,665	Malibu Boats, Inc. - Class A *	359,301
8,220	Unifi, Inc. *	235,421
62,786	West Holdings Corp. ^	919,832
		1,514,554
Consumer Services: 1.1%
2,867	Buffalo Wild Wings, Inc. *	416,632
8,747	Life Time Fitness, Inc. *	344,194
72,370	The Wendy's Co. ^	589,816
		1,350,642
Diversified Financials: 2.6%
4,559	Berkshire Hathaway, Inc. - Class B* ^	571,835
17,829	ICG Group, Inc. * ^	301,667
9,056	Moody's Corp.	787,872
16,184	Navient Corp.	278,365
6,746	Texas Pacific Land Trust ^	1,146,617
		3,086,356
Energy: 7.0%
4,628	Anadarko Petroleum Corp.	494,502
217,950	Anton Oilfield Services Group	123,457
1,818	Apache Corp.	186,636
3,638	Baker Hughes, Inc.	250,185
3,806	Devon Energy Corp.	287,353
4,852	Gulfport Energy Corp. * ^	259,145
19,204	Matador Resources Co. * ^	519,276
4,555	Newfield Exploration Co. *	183,567
4,153	Occidental Petroleum Corp.	405,790

18,495	Pacific Ethanol, Inc. *	$329,951
67,840	Parex Resources, Inc. *	884,126
27,673	Rice Energy, Inc. * ^	727,800
4,085	Schoeller-Bleckmann Oilfield Equipment AG ^	486,283
31,883	Seventy Seven Energy, Inc. *	715,136
374,363	Xtreme Drilling & Coil Services Corp. * ^	1,634,308
20,550	YPF SA - ADR	727,059
		8,214,574
Food, Beverage & Tobacco: 0.3%
4,334	Molson Coors Brewing Co. - Class B	292,675

Health Care Equipment & Services: 3.7%
10,654	ABIOMED, Inc. * ^	272,742
40,032	Accuray, Inc. * ^	315,052
3,998	Edwards Lifesciences Corp. * ^	360,819
38,410	Ensign Group, Inc.	1,264,841
43,455	Extendicare, Inc. ^	297,711
4,893	Globus Medical, Inc. - Class A* ^	109,114
18,534	Healthways, Inc. * ^	320,453
51,332	Iridex Corp. * ^	395,770
17,230	Spectranetics Corp. * ^	441,949
71,313	TearLab Corp. * ^	310,925
4,017	Trupanion, Inc. *	40,170
11,098	Vascular Solutions, Inc. * ^	273,788
		4,403,334
Household & Personal Products: 0.2%
24,934	MusclePharm Corp. *	278,762

Materials: 0.3%
85,770	Argonaut Gold, Inc. * ^	313,078

Media: 5.1%
29,194	Liberty Global PLC * ^	1,167,468
6,396	Liberty Media Corp. - Class A * ^	300,932
24,327	Liberty Media Corp. - Class C *	1,143,369
10,411	Madison Square Garden Co. - Class A *	617,789
34,330	Media General, Inc. * ^	692,093
14,345	Nexstar Broadcasting Group, Inc. - Class A ^	668,333
8,626	Rentrak Corp. * ^	428,194
85,660	Sirius XM Holdings, Inc. *	289,531
72,967	Sizmek, Inc. * ^	663,270
4,756	Tribune Publishing Co. *	100,019
		6,070,998
Pharmaceuticals, Biotechnology & Life Sciences: 7.7%
6,738	Alexion Pharmaceuticals, Inc. * ^	1,071,275
5,513	Auspex Pharmaceuticals, Inc. * ^	100,392
21,615	BioDelivery Sciences International, Inc. * ^	275,591
5,060	Bluebird Bio, Inc. *	169,004
20,306	Cancer Genetics, Inc. * ^	209,964
29,506	Enanta Pharmaceuticals, Inc. * ^	1,109,721
7,442	Furiex Pharmaceuticals, Inc. * (1)	72,708
60,946	InterMune, Inc. * ^	2,673,701

16,697	Medivation, Inc. * ^	$1,239,418
67,006	MiMedx Group, Inc. * ^	463,012
349,510	Pain Therapeutics, Inc. *	1,471,437
8,286	Sarepta Therapeutics, Inc. * ^	176,823
		9,033,046
Retailing: 2.6%
8,854	Abercrombie & Fitch Co. - Class A ^	348,316
4,620	Advance Auto Parts, Inc.	559,528
12,184	Barnes & Noble, Inc. *	253,671
3,823	Bed Bath & Beyond, Inc. *	241,958
5,043	Best Buy Co., Inc.	149,929
71,483	Delia's, Inc. *	43,962
8,342	Ryohin Keikaku Co., Ltd.	1,011,274
4,268	TripAdvisor, Inc. * ^	404,777
		3,013,415
Semiconductors & Semiconductor Equipment: 6.5%
95,821	Atmel Corp. *	785,732
20,274	Brooks Automation, Inc. ^	206,389
26,166	Exar Corp. * ^	251,979
95,777	Ferrotec Corp. ^	733,702
39,569	FormFactor, Inc. * ^	267,091
20,900	Innox Corp. *	357,873
37,861	Integrated Device Technology, Inc. * ^	543,684
59,181	MaxLinear, Inc. - Class A* ^	561,036
31,681	Micrel, Inc. ^	331,383
6,799	Microchip Technology, Inc. ^	306,091
51,406	Silicon Motion Technology Corp. - ADR ^	1,185,423
19,354	Skyworks Solutions, Inc. ^	982,409
38,432	SunEdison, Inc. * ^	768,640
145,630	Vitesse Semiconductor Corp. * ^	436,890
		7,718,322
Software & Services: 14.5%
3,020	58.com, Inc. - ADR* ^	148,433
35,675	Allot Communications, Ltd. * ^	461,278
5,398	Autohome, Inc. - ADR* ^	199,996
157,752	Brightcove, Inc. * ^	938,624
49,840	Callidus Software, Inc. * ^	534,285
80,109	Constant Contact, Inc. * ^	2,493,793
32,974	Ebix, Inc. ^	414,154
61,256	Glu Mobile, Inc. * ^	343,646
452	Google, Inc. - Class C *	258,363
380,620	Information Services Group, Inc. * ^	1,663,309
29,455	Kofax, Ltd. * ^	211,487
1,095	LinkedIn Corp. - Class A * ^	197,801
97,645	Lionbridge Technologies, Inc. * ^	559,506
67,154	Marchex, Inc. - Class B ^	738,694
12,061	MasterCard, Inc. - Class A ^	894,323
100,826	MeetMe, Inc. * ^	237,949
11,397	Microsoft Corp.	491,895
75,801	Monitise PLC *	58,291
34,070	Perficient, Inc. * ^	578,849
16,837	Proofpoint, Inc. * ^	593,841

196,244	Saba Software, Inc. * ^	$2,433,426
92,949	Seachange International, Inc. * ^	696,188
6,678	SPS Commerce, Inc. * ^	356,271
27,766	TechTarget, Inc. * ^	211,022
27,514	TiVo, Inc. *	370,338
4,941	Visa, Inc. - Class A ^	1,042,600
		17,128,362
Technology Hardware & Equipment: 14.1%
155,975	Agilysys, Inc. * ^	2,051,071
16,341	Apple, Inc. ^	1,561,709
19,824	Applied Optoelectronics, Inc. * ^	356,832
17,920	Aruba Networks, Inc. * ^	320,051
14,716	CalAmp Corp. * ^	250,319
497,532	COM DEV International, Ltd. ^	1,884,539
222,928	Extreme Networks, Inc. * ^	1,047,762
62,780	Flextronics International, Ltd. *	652,284
8,370	Maruwa Co., Ltd. ^	308,388
18,621	Methode Electronics, Inc. ^	595,500
53,024	Newport Corp. * ^	917,845
88,950	Numerex Corp. Class-A *	893,947
28,143	OSI Systems, Inc. *	1,865,881
18,270	QUALCOMM, Inc. ^	1,346,499
9,264	Ruckus Wireless, Inc. * ^	119,598
8,868	Sapphire Technology Co.,Ltd. *	272,636
110,842	ShoreTel, Inc. * ^	685,004
70,031	Sierra Wireless, Inc. * ^	1,329,889
10,034	Super Micro Computer, Inc. * ^	262,590
		16,722,344
Telecommunication Services: 1.4%
67,657	inContact, Inc. * ^	540,579
18,306	MagicJack VocalTec, Ltd. *	261,227
320,020	Towerstream Corp. * ^	528,033
104,308	Vonage Holdings Corp. * ^	362,992
		1,692,831
Transportation: 2.9%
211,095	Aegean Marine Petroleum Network, Inc. ^	1,988,515
2,966	AMERCO ^	780,533
4,779	American Airlines Group, Inc.	185,664
4,779	Delta Air Lines, Inc.	179,021
22,580	Quality Distribution, Inc. * ^	301,443
		3,435,176
TOTAL COMMON STOCKS
(Cost $86,890,511)		88,911,720

EXCHANGE TRADED FUNDS: 1.4%
4,779	Consumer Staples Select Sector SPDR Fund	206,023
3,823	iShares Russell 2000 ETF	424,697
8,602	ProShares Ultra S&P500	967,295

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,611,153)		1,598,015

Contract (100 shares per contract)

PURCHASED CALL OPTIONS: 0.2%
764	SPDR S&P 500 ETF Trust, Expiration 9/20/14, Strike Price $196 *	$210,100
TOTAL PURCHASED CALL OPTIONS
(Cost $185,270)		210,100

Shares

SHORT-TERM INVESTMENTS: 29.3%
Money Market Funds: 29.3%
34,644,025	Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% **	34,644,025
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,644,025)		34,644,025

TOTAL INVESTMENTS IN SECURITIES: 106.1%
(Cost $123,330,959)		125,363,860
Liabilities in Excess of Other Assets: (6.1)%		(7,184,559)
TOTAL NET ASSETS: 100.0%		$118,179,301

Percentages are stated as a percent of net assets.
*	Non-income producing security.
**	The rate quoted is the annualized seven-day effective yield as of July 31, 2014.
^	All or a portion of the shares have been committed as collateral for securities sold short.
(1)	Level 3 contingent value right. See Summary of Fair Value Exposure for more information.
ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Balter Long/Short Equity Fund

SCHEDULE OF SECURITIES SOLD SHORT *
AT JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 22.4%
Automobiles & Components: 0.3%
8,109	Dorman Products, Inc.	$351,769

Banks: 0.5%
9,087	Ocwen Financial Corp.	274,155
16,000	Standard Chartered PLC	332,799
		606,954
Capital Goods: 3.9%
4,115	Chicago Bridge & Iron Co. NV	244,102
7,040	Columbus McKinnon Corp. N Y	163,680
10,987	Engility Holdings, Inc.	379,711
6,177	FLSmidth & Co.	317,381
48,071	GrafTech International, Ltd.	403,796
2,237	Joy Global, Inc.	132,565
4,972	Lindsay Corp.	402,483
6,938	Metso OYJ	273,042
44,215	NCI Building Systems, Inc.	741,043
8,120	OSRAM Licht AG	329,780
2,656	Power Solutions International, Inc.	162,228
7,650	SGL Carbon SE	246,668
9,819	TAL International Group, Inc.	434,000
24,806	Titan International, Inc.	370,106
		4,600,585
Commercial & Professional Services: 1.0%
67,087	ACCO Brands Corp.	444,116
4,443	Robert Half International, Inc.	216,152
8,869	VSE Corp.	528,326
		1,188,594
Consumer Durables & Apparel: 0.2%
1,807	Fossil Group, Inc.	177,086

Consumer Services: 1.2%
36,171	2U, Inc.	508,564
418	Life Time Fitness, Inc.	16,448
10,104	LifeLock, Inc.	140,244
343	Panera Bread Co. - Class A	50,524
1,704	Papa John's International, Inc.	71,040
52,669	Papa Murphy's Holdings, Inc.	433,993
6,153	Pinnacle Entertainment, Inc.	134,135
		1,354,948
Diversified Financials: 0.4%
25,370	ICG Group, Inc.	429,260

Energy: 1.1%
1,191	Diamondback Energy, Inc.	$97,936
81,253	GreenHunter Resources, Inc.	180,382
11,000	Neste Oil OYJ	203,267
18,505	Nuverra Environmental Solutions, Inc.	344,563
20,631	Seventy Seven Energy, Inc.	462,753
		1,288,901
Food & Staples Retailing: 0.1%
24,501	Fairway Group Holdings Corp.	144,066

Food, Beverage & Tobacco: 0.4%
8,970	Annie's, Inc.	261,745
2,373	The Hain Celestial Group, Inc.	202,891
		464,636
Health Care Equipment & Services: 1.9%
5,602	Allscripts Healthcare Solutions Co.	89,184
4,230	Athenahealth, Inc.	526,212
5,053	Chemed Corp.	514,648
1,710	Essilor International SA	167,085
17,732	Hill-Rom Holdings, Inc.	698,641
162	Intuitive Surgical, Inc.	74,123
4,590	IPC The Hospitalist Co, Inc.	225,736
		2,295,629
Materials: 0.5%
4,658	Balchem Corp.	232,900
1,679	U.S. Silica Holdings, Inc.	94,393
20,639	Vale SA - ADR	296,170
		623,463
Media: 0.3%
10,327	Scholastic Corp.	365,782

Pharmaceuticals, Biotechnology & Life Sciences: 1.9%
517	Galenica AG	466,509
4,535	Isis Pharmaceuticals, Inc.	140,540
9,626	Orexo AB	195,361
11,126	Osiris Therapeutics, Inc.	164,665
26,460	Prosensa Holding NV	261,160
26,593	Raptor Pharmaceutical Corp.	228,966
3,256	Repligen Corp.	68,278
5,623	Synageva BioPharma Corp.	384,669
2,715	Valeant Pharmaceuticals International, Inc.	318,714
		2,228,862
Retailing: 1.9%
14,612	Americas Car-Mart, Inc.	547,073
6,109	Best Buy Co., Inc.	181,621
8,670	Five Below, Inc.	317,495
14,900	MarineMax, Inc.	248,383
2,927	Monro Muffler Brake, Inc.	148,662
1,003	Tractor Supply Co.	62,357
29,537	Tuesday Morning Corp.	486,179
1,800	Ulta Salon Cosmetics & Fragrance, Inc.	166,194
10,367	VOXX International Corp.	102,737
		2,260,701

Semiconductors & Semiconductor Equipment: 0.9%
5,795	Advanced Energy Industries, Inc.	$97,472
1,434	Arm Holdings PLC - ADR	61,318
1,790	ASML Holding NV - NYRS	168,546
3,914	Mellanox Technologies, Ltd.	163,018
4,476	Monolithic Power Systems, Inc.	184,590
10,167	OmniVision Technologies, Inc.	227,741
14,375	Trina Solar, Ltd. - ADR	161,144
		1,063,829
Software & Services: 5.0%
4,550	Amber Road, Inc.	62,335
6,773	Broadridge Financial Solutions, Inc.	273,426
7,705	Cardtronics, Inc.	297,105
2,140	Demandware, Inc.	128,914
36,590	Dena Co., Ltd.	478,428
1,792	FactSet Research Systems, Inc.	215,273
23,242	Five9, Inc.	169,202
5,961	FleetMatics Group PLC	188,308
57,804	Global Cash Access Holdings, Inc.	483,819
18,425	Heartland Payment Systems, Inc.	875,187
3,080	International Business Machines Corp.	590,344
5,639	Leidos Holdings, Inc.	208,305
8,836	ManTech International Corp. - Class A	238,572
24,772	NeuStar, Inc. - Class A	690,148
9,523	Nuance Communications, Inc.	173,128
63,606	PRGX Global, Inc.	382,908
1,843	Qlik Technologies, Inc.	48,766
14,924	Textura Corp.	372,652
		5,876,820
Technology Hardware & Equipment: 0.2%
9,940	Sierra Wireless, Inc.	188,761
712	Stratasys, Ltd.	71,584
		260,345
Telecommunication Services: 0.2%
8,020	Belgacom SA	262,250

Utilities: 0.5%
27,992	Hokkaido Electric Power Co., Inc.	244,367
20,400	Kyushu Electric Power Co., Inc.	228,661
3,361	Southwest Gas Corp.	166,470
		639,498
TOTAL COMMON STOCKS
(Proceeds $27,855,270)		26,483,978

EXCHANGE TRADED FUNDS: 5.2%
2,913	Direxion Daily Small Cap Bull 3X Shares	194,588
17,941	iShares MSCI Australia ETF	477,051
4,920	iShares MSCI South Korea Capped ETF	325,212
9,432	iShares MSCI Turkey ETF	541,397
9,412	iShares Russell 2000 ETF	1,045,579
17,545	iShares Russell 2000 Growth ETF	2,277,517
7,212	Market Vectors Biotech ETF	698,410
8,848	Market Vectors ETF Semiconductor	431,429
2,800	ProShares UltraPro Short Russell2000	118,636

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $6,091,809)		6,109,819

EXCHANGE TRADED NOTES: 0.4%
15,888	iPATH S&P 500 VIX Short-Term Futures ETN	$500,313

TOTAL EXCHANGE TRADED NOTES
(Proceeds $549,081)		500,313

Total Securities Sold Short: 28.0%		$33,094,110
(Proceeds $34,496,160)
Percentages are stated as a percent of net assets.
*	All securities sold short are non-income producing.
ADR	American Depositary Receipt
ETF	Exchange Traded Funds
ETN	Exchange Traded Note
NYRS	New York Registry Shares
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Balter Long/Short Equity Fund

SCHEDULE OF OPTIONS WRITTEN
AT JULY 31, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
WRITTEN OPTIONS: 0.0%
Call Options: 0.0%
54	Integrated Device Technology, Inc., Expiration 8/16/14, Strike Price $14.00	$3,645

Put Options: 0.0%
43	Integrated Device Technology, Inc., Expiration 8/16/14, Strike Price $15.00	3,440
TOTAL WRITTEN OPTIONS
(Proceeds $6,736)		$7,085

SCHEDULE OF SWAP CONTRACTS
AT JULY 31, 2014 (Unaudited)
						Unrealized
Counterparty	Security	Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Appreciation/ (Depreciation)
LONG TOTAL RETURN SWAP CONTRACTS
Goldman Sachs International	Eclat Textile Company, Ltd.	61,000	$684,456	0.804%	6/5/2024	$20,651
Goldman Sachs International	Hermes Microvision, Inc.	9,000	355,624	0.804%	5/8/2024	(24,159)
Goldman Sachs International	King Slide Works Co., Ltd.	69,000	896,164	0.804%	6/21/2024	(58,874)
Goldman Sachs International	St. Shine Optical Co., Ltd.	14,000	292,702	0.804%	5/8/2024	(37,885)
			$2,228,946			$(100,267)

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows+:

Cost of investments	$ 123,330,959
Gross unrealized appreciation	6,052,965
Gross unrealized depreciation	(4,020,064)
Net unrealized depreciation	$ 2,032,901

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund has not existed for a full fiscal year.

Summary of Fair Value Exposure at July 31, 2014 (Unaudited)
The Balter Long/Short Equity Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2014. See the Schedule of Investments and the Schedule of Securites Sold Short for the industry breakout.
Description	Level 1	Level 2	Level 3		Total
Investments at fair value
Common Stocks	$88,839,012	$-	$72,708	*	$88,911,720
Exchange Traded Funds	1,598,015	-	-		1,598,015
Purchased Options	-	210,100	-		210,100
Short-Term Investments	34,644,025	-	-		34,644,025
Total Investments in Securities	$125,081,052	$210,100	$72,708		$125,363,860

Securities sold short at fair value
Common Stocks	$26,483,978	$-	$-		$26,483,978
Exchange Traded Funds	6,109,819	-	-		6,109,819
Exchange Traded Notes	500,313	-	-		500,313
Total Securities Sold Short	$33,094,110	$-	$-		$33,094,110

Written Options at Fair Value
Written Options	$-	$7,085	$-		$7,085
Total Written Options	$-	$7,085	$-		$7,085

Swap Contracts at Fair Value
Long Total Return Contracts	$-	$(100,267)	$-		$(100,267)
Total Investment in Swap Contracts	$-	$(100,267)	$-		$(100,267)

* Level 3 Common Stock security related to the Pharmaceuticals, Biotechnology & Life Sciences industry.

The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur. There was a transfer into Level 3 and out of Level 1 of $72,708.  The transfer was due to a corporate action consisting of a cash tender and a spinoff of a contingent value right.  The security is valued at the last traded price of $104.77 on July 10, 2014 less the cash tender received of $95.00 ($9.77).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of December 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	72,708
Balance as of July 31, 2014	$72,708

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at July 31, 2014:	$-

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses derivatives, how they are accounted for, and how they affect an entity's results of operations and financial position.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses derivatives, how they are accounted for, and how they affect an entity's results of operations and financial position.

The Fund may also invest in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.

The following table presents the fair value of derivative instruments, held long or sold short by Balter Long/Short Equity Fund, at July 31, 2014.

Schedule of Derivative Instruments at July 31, 2014 (Unaudited)
					Net Unrealized Gain/(Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities
Purchased Equity Options Contracts	$210,100	$-	$-	$-	$24,830
Written Equity Options Contracts	-	-	-	7,085	(349)
Total Return Swap Contracts	-	100,267	-	-	(100,267)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Elaine E. Richards
                                                  Elaine E. Richards, President

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                                 Elaine E. Richards, President

Date  September 25, 2014

By (Signature and Title) /s/ Eric C. VanAndel
                                                 Eric C.VanAndel, Treasurer

Date  September 29, 2014